Shareholders' equity and share-based payments - TOTAL Option plans (Details)			12 Months Ended
	May 29, 2020	Sep. 14, 2011 € / shares	Dec. 31, 2021	Dec. 31, 2019 EquityInstruments € / shares
Share-based payments
Weighted average exercise price as of the beginning of the year (in euros) | € / shares				€ 33.00
Weighted average exercise price cancelled (in euros) | € / shares				33.00
Weighted average exercise price exercised (in euros) | € / shares				€ 33.00
Period of authorisation to grant share subscription or purchase options	38 months
TotalEnergies share subscription or purchase option plans
Share-based payments
Existing options as of the beginning of the year				265,230
Cancelled (in shares)				(1,000)
Exercised (in shares)				(264,230)
Vesting period			2 years
Expiry period			8 years
TotalEnergies share subscription or purchase option plans | French subsidiaries
Share-based payments
Transfer restriction period			4 years
TotalEnergies share subscription or purchase option plans | Non-French subsidiaries
Share-based payments
Transfer restriction period			2 years
TotalEnergies share subscription or purchase option plans - 2011 Plan
Share-based payments
Strike price or weighted average exercise price | € / shares		€ 33.00
Existing options as of the beginning of the year				265,230
Cancelled (in shares)				(1,000)
Exercised (in shares)				(264,230)